Revenues	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Revenues [Abstract]
Revenues
14.	Revenues

	November 30 2020 $	November 30 2019 $
Product sales	164,990	10,015
Licensing revenue	130,584	—
Freight revenue	82	317
Income from ongoing operations	295,656	10,332
Income from discontinued operations	3,000	51,750
	298,656	62,082

During the three months ended November 30, 2020, the Company recognized $3,138 of Intellectual Property Licensing fees and $127,446 of usage fees from ongoing operations and $3,000 of income from discontinued operations (November 2019 - $33,750 licensing and $18,000 usage fees all relating to discontinued operations). Revenues are significantly concentrated on one customer.

There was an increase in our intermediate product sales and licensing revenues in the current year compared to the prior year, which began in the second quarter of fiscal 2020, with increasing volume to customers. Intermediate products are typically a DehydraTECH enabled powder that companies can purchase to include in their products. Intermediate product sales and licensing revenue constituted the majority of our revenue. The licensing fees consist of intellectual property licensing fees for transfer of the Technology with the signing of definitive agreements for the DehydraTECH technology and usage fees.

14.        Revenues

August 31 2020 $		August 31 2019 $
Product sales	150,993	24,282
Licensing revenue (Note 11)	232,909	198,000
Freight revenue	641	328
	384,543	222,610

The Company recognized $232,909 of licensing revenue (2019 $198,000) and $150,993 of product revenues (2019 $24,282). Licensing revenue was significantly concentrated on one licensee and $121,906 of product revenues related to sales of our intermediate product for use by five customers in their products.

The licensing fees consist of IP licensing fees for transfer of the DehydraTECH technology with the signing of definitive agreements and usage fees. The licensing fees include payments due upon transfer of the technology and installment payments that are receivable within 12 months (Note 7).

As of August 31, 2020, we have $44,255 in deferred revenue from customers for production of intermediate products that are expected to be produced during our next fiscal quarter.